June 5, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


      Re:  Dreyfus New Jersey Municipal Money Market Fund, Inc.
           Registration Statement File No. 33-20891

Dear Sir/Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on May 29, 2002, pursuant to Rule 485(b).

      Please address any comments or questions to the attention of the undersigned at (212) 922-6850.

                                          Very truly yours,

                                          /s/Karen Regan
                                          Karen Regan